UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Alternative Asset Allocation Fund
(formerly DWS Alternative Asset Allocation Fund)
	Shares	Value ($)
Mutual Funds 80.3%
Deutsche Diversified Market Neutral Fund "Institutional" (a)	8,063,280	69,989,274
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	4,657,128	74,979,765
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	4,322,061	46,764,701
Deutsche Floating Rate Fund "Institutional" (a)	9,268,826	87,590,410
Deutsche Global Inflation Fund "Institutional" (a)	3,419,297	35,116,183
Deutsche RREEF Global Infrastructure Fund "Institutional" (a)	8,121,059	124,008,564
Deutsche RREEF Global Real Estate Securities Fund "Institutional" (a)	1,588,543	14,217,462
Deutsche RREEF Real Estate Securities Fund "Institutional" (a)	725,408	16,532,051
Deutsche RREEF Real Estate Securities Income Fund "Institutional" (a)	555,042	6,049,954

Total Mutual Funds (Cost $425,070,427)		475,248,364
Exchange-Traded Funds 17.6%
iShares Global Energy Fund	201,245	9,764,407
iShares North American Natural Resources Fund	200,687	10,024,316
SPDR Barclays Convertible Securities	1,678,465	84,762,483

Total Exchange-Traded Funds (Cost $90,224,964)		104,551,206
Cash Equivalents 2.2%
Central Cash Management Fund, 0.06% (a) (b) (Cost $12,920,418)	12,920,418	12,920,418

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $528,215,809) †	100.1	592,719,988
Other Assets and Liabilities, Net	(0.1)	(847,781)

Net Assets	100.0	591,872,207

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $547,009,606.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $45,710,382.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,747,545 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,037,163.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended June 30, 2014 is as follows:

Affiliate	Value ($) at 3/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 06/30/2014
Deutsche Diversified Market Neutral Fund	87,272,491	—	17,287,000	(1,628,217)	—	—	69,989,274
Deutsche Enhanced Commodity Strategy Fund	74,513,923	270,710	131,000	(8,122)	152,710	—	74,979,765
Deutsche Enhanced Emerging Markets Fixed Income Fund	81,284,651	461,338	37,053,000	794,657	461,338	—	46,764,701
Deutsche Floating Rate Fund	98,725,790	984,647	11,903,000	(85,933)	984,647	—	87,590,410
Deutsche Global Inflation Fund	22,846,607	11,568,686	—	—	217,686	—	35,116,183
Deutsche RREEF Global Infrastructure Fund	102,677,232	15,418,517	3,149,000	116,937	732,384	171,133	124,008,564
Deutsche RREEF Global Real Estate Securities Fund	18,931,829	—	6,000,000	2,490,487	—	—	14,217,462
Deutsche RREEF Real Estate Securities Fund	—	16,416,640	—	—	62,872	55,767	16,532,051
Deutsche RREEF Real Estate Securities Income Fund	—	6,000,000	—	—	33,580	25,809	6,049,954
PowerShares DB U.S. Dollar Index Bullish ETF	11,827,915	—	11,776,807	(517,730)	—	—	—
Central Cash Management Fund	6,660,563	42,233,222	35,973,367	—	—	—	12,920,418
	504,741,001	93,353,760	123,273,174	1,162,079	2,645,217	252,709	488,168,782

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$475,248,364	$—	$—	$475,248,364
Exchange-Traded Funds	104,551,206	—	—	104,551,206
Short-Term Investments	12,920,418	—	—	12,920,418

Total	$592,719,988	$—	$—	$592,719,988

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014